Investment in an Associate (Details) - Schedule of Reconciliation of Financial Information Presented to Carrying Amount - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
$’000
Net assets	$ 316
Group’s equity interest	24.90%
Group share of net assets	$ 79
Goodwill	175
Carrying value	$ 254